Intangible Assets - Amortization expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets details 2 [abstract]
Inventories and cost of products and services sold	R$ 9,575	R$ 11,183	R$ 15,044
Selling and marketing	7,825	3,872	8,920
General and administrative	165,281	105,437	75,370
Amortization expense	R$ 182,681	R$ 120,492	R$ 99,334